Retirement-Related Benefits - Level 3 Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
U.S. | Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	$ 51,784	$ 48,213
Fair value of plan assets, balance at end of period	54,386	51,784
Non-U.S. | Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	40,319	36,758
Foreign exchange impact	2,599	333
Fair value of plan assets, balance at end of period	43,832	40,319
Level 3 | U.S. | Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	518
Fair value of plan assets, balance at end of period	542	518
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	518	363
Return on assets held at end of year		40
Return on assets sold during the year		1
Purchases, sales and settlements, net		105
Transfers, net		9
Fair value of plan assets, balance at end of period		518
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans | Corporate bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	518	359
Return on assets held at end of year	29	40
Return on assets sold during the year	0	1
Purchases, sales and settlements, net	(5)	105
Transfers, net	0	13
Fair value of plan assets, balance at end of period	542	518
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans | Mortgage and asset-backed securities
Change in plan assets
Fair value of plan assets, balance at beginning of period		4
Return on assets sold during the year		0
Purchases, sales and settlements, net		0
Transfers, net		(4)
Level 3 | Non-U.S.
Change in plan assets
Fair value of plan assets, balance at beginning of period	330	341
Return on assets held at end of year	(29)	(11)
Return on assets sold during the year	2	4
Purchases, sales and settlements, net	(14)	(18)
Transfers, net	4
Foreign exchange impact	7	13
Fair value of plan assets, balance at end of period	300	330
Level 3 | Non-U.S. | Government and related
Change in plan assets
Fair value of plan assets, balance at beginning of period	2	2
Return on assets held at end of year	0	0
Return on assets sold during the year		0
Purchases, sales and settlements, net		(1)
Foreign exchange impact	0	0
Fair value of plan assets, balance at end of period	2	2
Level 3 | Non-U.S. | Real estate
Change in plan assets
Fair value of plan assets, balance at beginning of period	328	339
Return on assets held at end of year	(29)	(11)
Return on assets sold during the year	2	4
Purchases, sales and settlements, net	(14)	(17)
Transfers, net	4
Foreign exchange impact	7	13
Fair value of plan assets, balance at end of period	298	328
Level 3 | Non-U.S. | Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	330
Fair value of plan assets, balance at end of period	$ 300	$ 330